Acquisitions (Schedule of acquisition and integration related charges) (Details) - Siklu Communication Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Acquisition-related professional and services fees	$ 475	$ 284	$ 720
Integration-related expenses	221	1,376	398
Earn-Out fair value adjustment	(624)	0	0
Total acquisition- and integration-related expense	$ 72	$ 1,660	$ 1,118